Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan, Common Stock, par value $0.0001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	27.735
Maximum Aggregate Offering Price	$ 19,414,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,681.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), which become issuable under the Registrant's 2026 Inducement Plan, as amended (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration that results in an increase in the number of our outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low price per share of the Registrant's Common Stock as reported on the Nasdaq Global Market on August 10, 2026. The amount registered consists of 700,000 shares issuable under the Inducement Plan.